ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summary of final purchase price allocations, at fair values
The purchase price allocation, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	Spanish CSP Portfolio
Cash and cash equivalents	$22
Restricted cash	27
Trade receivables and other current assets	33
Property, plant and equipment, at fair value	661
Deferred tax assets	14
Other non-current assets	8
Current liabilities	(17)
Financial instruments	(148)
Non-recourse borrowings	(475)
Decommissioning liabilities	(23)
Other long-term liabilities	(22)
Fair value of identifiable net assets acquired	80
Goodwill	41
Purchase price	$121
The purchase price allocations, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	DG Portfolio
Cash	$3
Trade receivables and other current assets	47
Property, plant and equipment, at fair value	753
Current liabilities	(8)
Decommissioning liabilities	(33)
Other long-term liabilities	(27)
Fair value of net assets acquired	$735